Pension plan (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
Aggregate contributions to pension plans and retirement benefit schemes | $	$ 186,000		$ 191,000		$ 192,000
Contributions percentage of basic salary for pension scheme	16.00%	16.00%
Description related to pension plan	all employees were entitled to pension benefits equal to their own contributions plus 50% to 100% of individual fund account balances contributed by Far East, depending on their years of service with Far East. Far East was required to make specific contributions at approximately 10% of the basic salaries of the employees to an independent fund management company	all employees were entitled to pension benefits equal to their own contributions plus 50% to 100% of individual fund account balances contributed by Far East, depending on their years of service with Far East. Far East was required to make specific contributions at approximately 10% of the basic salaries of the employees to an independent fund management company
ZHEJIANG TIANLAN [Member]
Aggregate contributions to pension plans and retirement benefit schemes | ¥		¥ 3,229,000		¥ 3,710,000		¥ 2,766,000
ZHEJIANG TIANLAN [Member] | Bottoms [Member]
Contributions percentage of basic salary for pension scheme	12.00%	12.00%
ZHEJIANG TIANLAN [Member] | Tops [Member]
Contributions percentage of basic salary for pension scheme	14.00%	14.00%